FAIR VALUE MEASUREMENTS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Assets held in trust account	$ 9,528,176	$ 278,836,080	$ 278,767,785
Cash withdrawn from trust account to pay franchise tax	80,500
Cash withdrawn from trust account in connection with redemption	269,528,286
Cash
Assets:
Assets held in trust account	398	898	897
U.S. Treasury securities
Assets:
Assets held in trust account			278,766,888
Money Market Funds
Assets:
Assets held in trust account	9,527,835,182	278,835,182
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant liabilities	1,518,000	6,461,798
Level 1 | U.S. Treasury securities | Recurring
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Amortized Cost			278,766,888
Gross Holding Loss			(7,079)
Fair Value			278,773,966
Level 1 | Money Market Funds | Recurring
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Fair Value		278,835,182
Assets:
Assets held in trust account	9,527,778	278,835,182
Level 2 | Recurring | Private Placement Warrants
Liabilities:
Warrant liabilities	$ 1,130,800	4,813,571
Level 3 | Recurring | Public Warrants
Liabilities:
Warrant liabilities		6,461,798	12,558,000
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warrant liabilities		$ 4,813,571	$ 9,354,800